GENERAL AND ADMINISTRATIVE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Expense (recovery) on directors compensation related to deferred share units	$ 88	$ (484)